INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES	6 Months Ended
Jun. 30, 2013
Investments In Excess Mortgage Servicing Rights Equity Method Investees
INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES

6. INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES

During the six months ended June 30, 2013, New Residential entered into investments in joint ventures (“Excess MSR joint ventures”) jointly controlled by New Residential and Fortress-managed funds investing in Excess MSRs. New Residential elected to record these investments at fair value pursuant to the fair value option for financial instruments to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors.

The following tables summarize the investments in equity method investees held by New Residential at June 30, 2013:

June 30, 2013
Excess MSR Assets	$351,863
Other Assets (A)	22,394
Debt	—
Other Liabilities	(7,951)

Equity	$366,306

New Residential’s Investment	$183,153

New Residential’s Ownership	50.0%

(A)	Includes $20.8 million of deposits related to investments which have not closed at June 30, 2013.

Six Months Ended June 30, 2013
Interest Income	$13,756
Other Income	31,374
Expenses	(2,938)

Net Income	$42,192

The following is a summary of New Residential’s Excess MSR investments made through equity method investees:

	June 30, 2013
	Unpaid Principal Balance	Investee Interest in Excess MSR	New Residential Interest in Investees	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)
MSR Pool 6	$11,149,355	66.7%	50.0%	$40,027	$44,139	12.5%	4.8
MSR Pool 6—Recapture Agreement	—	66.7%	50.0%	10,683	13,284	12.5%	10.7
MSR Pool 7	34,480,698	66.7%	50.0%	104,057	112,946	12.5%	5.1
MSR Pool 7—Recapture Agreement	—	66.7%	50.0%	22,962	25,965	12.5%	12.0
MSR Pool 8	15,417,544	66.7%	50.0%	56,180	57,960	12.5%	5.0
MSR Pool 8—Recapture Agreement	—	66.7%	50.0%	12,928	14,103	12.5%	11.7
MSR Pool 11	22,817,213	66.7%	50.0%	51,033	55,797	12.5%	5.3
MSR Pool 11—Recapture Agreement	—	66.7%	50.0%	23,459	27,669	12.5%	9.9

	$83,864,810			$321,329	$351,863	12.5%	6.4

(A)	Represents the amortized cost basis of the equity method investees in which New Residential holds a 50% interest. The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Represents the carrying value of the Excess MSRs held in equity method investees, in which New Residential holds a 50% interest. Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average life represents the weighted average expected timing of the receipt of cash flows of each investment.

Pool 6. On January 4, 2013, New Residential, through a joint venture, co-invested in Excess MSRs on a portfolio of Government National Mortgage Association (“Ginnie Mae”) residential mortgage loans with a UPB of approximately $13 billion (“Pool 6”) as of November 30, 2012. Nationstar acquired the related servicing rights from Bank of America in November 2012. New Residential contributed approximately $28.9 million for a 50% interest in a joint venture which acquired an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture are owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs is owned by Nationstar. As the servicer, Nationstar performs all servicing and advancing functions, and it retains the ancillary income, servicing obligations and liabilities associated with this portfolio. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations.

Pools 7, 8, 9, 10. On January 6, 2013 New Residential, through joint ventures, agreed to co-invest in Excess MSRs on a portfolio of four pools of residential mortgage loans with a UPB of approximately $215 billion as of November 30, 2012. Approximately 53% of the loans in this portfolio are in private label securitizations (“Pool 10”), and the remainder are owned, insured or guaranteed by Fannie Mae (“Pool 7”), Freddie Mac (“Pool 8”) or Ginnie Mae (“Pool 9”). Nationstar has agreed to acquire the related servicing rights from Bank of America. New Residential committed to invest approximately $340 million (based on the November 30, 2012 UPB) for a 50% interest in joint ventures which will acquire an approximately 67% interest in the Excess MSRs on this portfolio. As of June 30, 2013, New Residential had contributed approximately $80.7 million to the joint ventures. The remaining interests in the joint ventures are owned by Fortress-managed funds and the remaining interest of approximately 33% in the Excess MSRs are owned by Nationstar. As the servicer, Nationstar performs all servicing and advancing functions, and it retains the ancillary income, servicing obligations and liabilities associated with this portfolio. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by the joint ventures and Nationstar, subject to certain limitations. On January 31, 2013, New Residential completed the first closing of this co-investment. The first closing related to Excess MSRs on loans with an aggregate UPB of approximately $58 billion as of December 31, 2012, that are owned, insured, or guaranteed by Fannie Mae or Freddie Mac.

Pool 11. On May 20, 2013, New Residential acquired, through a joint venture, an interest in Excess MSRs from Nationstar on a portfolio of mortgage loans with a UPB of approximately $22.8 billion (“Pool 11”) as of March 31, 2013. New Residential has invested approximately $37.8 million to acquire a one-third interest in the Excess MSRs. Nationstar is the servicer of the loans and has retained a one-third interest in the Excess MSRs; a Fortress managed fund has acquired the remaining one-third interest. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are included in the portfolio, subject to certain limitations. New Residential, Nationstar and the Fortress fund share equally in these Excess MSRs.

See Recent Activities (Note 15) for information on Pools 9 and 10.

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSR investments made through equity method investees at June 30, 2013:

State Concentration	Percentage of Total Outstanding (A)
California	13.6%
Florida	8.3%
Georgia	5.8%
Texas	5.6%
New York	5.5%
Illinois	4.5%
Massachusetts	3.5%
New Jersey	3.3%
Washington	3.0%
Virginia	3.0%
Other U.S.	43.9%

100.0%

(A)	Based on the information provided by the loan servicer as of June 30, 2013.